Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment on 12/31/2020:
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	“Compensation Actually Paid” to PEO (1) (5) ($)	Summary Compensation Table Total for PEOII (2) ($)	“Compensation Actually Paid” to PEOII (2) (5) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average “Compensation Actually Paid” to Non-PEO NEOs (3) (5) ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return (4) ($)	Net Income (in millions) ($)	Avg. Non-Brokered Deposits (in millions) ($)
2024	1,120,506	1,117,716	—	—	881,810	883,617	144	143	7.666	2,367
2023	933,986	931,654	—	—	483,377	521,801	162	127	26.645	2,063
2022	862,814	857,239	—	—	419,515	423,467	149	127	26.645	2,156
2021	527,725	535,829	764,492	$764,514	403,759	407,839	143	137	28.401	1,975

Named Executive Officers, Footnote	The Company’s principal executive officer (“PEO”) reported above for 2021, 2022, 2023 and 2024 is James J. Kim
(2)The Company’s principal executive officer II (“PEOII”) reported above for 2021 is James M. Ford
(3)The Company’s non-PEO “NEOs” represent the following individuals:

2024: Martin E. Plourd, Shannon R. Livingston, Timothy J. Stronks and Jeffrey M. Martin
2023: Shannon R. Livingston, Blaine C. Lauhon, Patrick A. Luis and Jeffrey M. Martin
2022: Dawn P. Crusinberry, Blaine C. Lauhon, Patrick A. Luis, A. Kenneth Ramos and Dave A. Kinross
2021: Blaine C. Lauhon, Patrick A. Luis, A. Kenneth Ramos and Dave A. Kinross

Peer Group Issuers, Footnote	Peer Group TSR reflects the value of a $100 investment in the KBW Regional Banking Index beginning on December 31, 2020, through and including the end of the fiscal year for which our cumulative total shareholder return is provided.
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid (“CAP”) for the PEOs and Non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for 2024; refer to proxy materials filed in 2024 for 2021, 2022 and 2023 fiscal year detail:

	2024
	James J. Kim	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,120,506	$881,810

Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$29,999	$—
Total Adjustments for Pension	$29,999	$—

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation table	$(184,000)	$(71,250)
Year-end fair value of unvested awards granted in the current year	$181,883	$84,745
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(20,253)	$(5,402)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(15,438)	$(8,560)
Dividends or dividend equivalents not otherwise included in total compensation	$5,019	$2,274
Total Adjustments for Equity Awards	$(32,789)	$1,807
Compensation Actually Paid (as calculated)	$1,117,716	$883,617

Non-PEO NEO Average Total Compensation Amount	$ 881,810	$ 483,377	$ 419,515	$ 403,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 883,617	521,801	423,467	407,839
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	•Growth in net income •Growth in average loans •Growth in average non-brokered deposits
Total Shareholder Return Amount	$ 144	162	149	143
Peer Group Total Shareholder Return Amount	143	127	127	137
Net Income (Loss)	$ 7,666,000	$ 26,645,000	$ 26,645,000	$ 28,401,000
Company Selected Measure Amount	2,367,000,000	2,063,000,000	2,156,000,000	1,975,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Growth in net income
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in average loans
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in average non-brokered deposits
PEO I - James J. Kim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,120,506	$ 933,986	$ 862,814	$ 527,725
PEO Actually Paid Compensation Amount	$ 1,117,716	$ 931,654	$ 857,239	$ 535,829
PEO Name	James J. Kim	James J. Kim	James J. Kim	James J. Kim
PEO II - James M. Ford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 764,492
PEO Actually Paid Compensation Amount				$ 764,514
PEO Name				James M. Ford
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,999
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,999
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,789)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,883
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,253)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,438)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,019
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,250)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,807
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,745
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,402)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,560)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,274